Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collection and payment services:
Bills	€ 334	€ 368	€ 295
Demand accounts	1,371	1,490	1,191
Cards	3,514	3,515	2,972
Orders	475	449	431
Cheques and other	138	154	133
Total collection and payment services	5,832	5,976	5,022
Marketing of non-banking financial products:
Investment funds	1,024	751	696
Pension funds	124	92	86
Insurance	2,433	2,517	2,428
Total marketing of non-banking financial products	3,581	3,360	3,210
Securities services:
Securities underwriting and placement	283	374	282
Securities trading	251	302	287
Administration and custody	458	359	297
Asset management	305	251	201
Total securities services	1,297	1,286	1,067
Other:
Foreign exchange	546	471	353
Financial guarantees	549	559	505
Commitment fees	291	283	286
Other fees and commissions	2,568	2,644	2,500
Total other	3,954	3,957	3,644
Total commission income	€ 14,664	€ 14,579	€ 12,943